Restructuring Activities - Cash Activity for Restructuring Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	$ 9,188	$ 9,703	$ 18,906
Cash charges	20,325	28,282	15,267
Payments	(16,835)	(24,648)	(25,558)
Currency adjustments	2	(350)	(676)
Restructuring Reserve, Ending Balance	6,218	9,188	9,703
Percentage of charge borne by SPD	100.00%
Swiss Precision Diagnostics [Member]
Restructuring Cost and Reserve [Line Items]
Cash charges	1,600	1,018	6,512
Severance-related costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	3,380	1,987	8,426
Cash charges	10,919	15,494	7,408
Payments	(11,118)	(13,923)	(14,995)
Currency adjustments	(14)	(238)	(346)
Restructuring Reserve, Ending Balance	3,167	3,380	1,987
Severance-related costs [Member] | Swiss Precision Diagnostics [Member]
Restructuring Cost and Reserve [Line Items]
Cash charges		60	1,494
Facility and transition costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	5,215	4,258	3,630
Cash charges	2,667	7,691	6,257
Payments	(5,469)	(7,592)	(10,183)
Currency adjustments	16	(100)	(174)
Restructuring Reserve, Ending Balance	2,429	5,215	4,258
Facility and transition costs [Member] | Swiss Precision Diagnostics [Member]
Restructuring Cost and Reserve [Line Items]
Cash charges		958	4,728
Other exit costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Beginning Balance	593	3,458	6,850
Cash charges	277	280	(3,146)
Payments	(248)	(3,133)	(380)
Currency adjustments		(12)	(156)
Restructuring Reserve, Ending Balance	622	593	3,458
Other exit costs [Member] | Swiss Precision Diagnostics [Member]
Restructuring Cost and Reserve [Line Items]
Cash charges			$ 290